Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 7. Derivative Instruments
Interest Rate Derivatives
Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we have used interest rate swaps and caps as part of our interest rate risk management strategy.
For interest rate derivatives designated and qualified as a hedge for GAAP purposes, the change in the fair value of the effective portion of the derivative is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to such derivatives will be reclassified to interest expense as interest payments are made on our variable rate debt. In addition, we classify cash flows from qualifying cash flow hedging relationships in the same category as the cash flows from the hedged items in our consolidated statements of cash flows. We do not use interest rate derivatives for trading or speculative purposes.

Interest rate derivatives not designated as hedges for GAAP are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in other income (expense) within our consolidated statements of operations.
Foreign Currency Hedges
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we have used foreign currency forwards and foreign currency options as part of our exchange rate risk management strategy. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into the forward contract and holding it to maturity, we are locked into a future currency exchange rate in an amount equal to and for the term of the forward contract. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date.
For derivatives designated as net investment hedges for GAAP purposes, the changes in the fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated. The change in the value of the designated portion of our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract gain (loss) in our consolidated statements of comprehensive income (loss) in the related period.
The change in the value of the portion of our settled and unsettled foreign currency hedges that is not designated for hedge accounting for GAAP is recorded in other income (expense) within our consolidated statements of operations and represented a gain of approximately $3.8 million and $9.5 million for the three months ended September 30, 2023 and 2022, respectively, and a gain of approximately $0.6 million and $11.8 million for the nine months ended September 30, 2023 and 2022, respectively.
On April 12, 2021, we entered into an approximately $125.9 million CAD currency forward with a settlement date of April 12, 2023. On April 12, 2023, we settled this foreign currency forward and received approximately USD $6.4 million, and simultaneously entered into a new approximately $134.4 million CAD currency forward with a maturity date of July 6, 2023. On July 5, 2023, we settled this foreign currency forward and paid approximately USD $1.2 million, and simultaneously entered into a new approximately $132.4 million CAD currency forward with a settlement date of April 12, 2024.
On April 12, 2022, we settled a $122 million CAD foreign currency forward, receiving a net settlement of approximately USD $3.2 million, and simultaneously entered into a new $126.2 million CAD currency forward with a settlement date of October 12, 2022. On October 12, 2022, we settled this foreign currency forward, receiving a net settlement of approximately $8.7 million, and simultaneously entered into a new $137.7 million CAD currency forward with a settlement date of October 12, 2023.

The following table summarizes the terms of our derivative financial instruments as of September 30, 2023:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$132,350,000	1.3273	July 5, 2023	April 12, 2024
Denominated in CAD (1)	$137,680,000	1.3768	October 12, 2022	October 12, 2023 (2)

(1)	Notional amounts shown are denominated in CAD.
(2)
On October 11, 2023, we rolled this hedge without any cash settlement, effectively extending the maturity date to November 9, 2023 at a strike rate of 1.3766, and notional of $137,664,000 CAD. On November 9, 2023, we rolled this hedge without any cash settlement, effectively extending the maturity date to November 16, 2023 at a strike rate of 1.3767, and notional of $137,669,000 CAD.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2022:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	1.75%	June 1, 2022	June 30, 2023
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$125,925,000	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD (1)	$137,680,000	1.3768	October 12, 2022	October 12, 2023

(1)	Notional amount shown is denominated in CAD.
The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of September 30, 2023 and December 31, 2022:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	September 30, 2023	December 31, 2022
Interest Rate Derivatives
Other assets	$6,418,387	$9,681,298
Foreign Currency Hedges
Other assets	$2,202,304	$6,971,265
Accounts payable and accrued liabilities	$(1,394,714)	$(1,776,371)

The following tables presents the effect of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from accumulated other comprehensive income
	For the three months ended September 30,
Type	2023	2022		2023	2022
Interest rate swaps	—	—	Interest expense	—	47,320
Interest rate caps	162,303	2,591,329	Interest expense	801,790	(306,370)
Foreign currency forwards	1,243,128	3,474,253	N/A	—	—

	$1,405,431	$6,065,582		$801,790	$(259,050)

	Gain (loss) recognized in OCI		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from accumulated other comprehensive income
	For the nine months ended September 30,
Type	2023	2022		2023	2022
Interest rate swaps	—	(2,793)	Interest expense	50,587	(351,611)
Interest rate caps	1,532,815	3,843,967	Interest expense	3,065,021	(569,925)
Foreign currency forwards	189,267	4,152,494	N/A	—	—

	$1,722,082	$7,993,668		$3,115,608	$(921,536)

Based on the forward rates in effect as of September 30, 2023, we estimate that approximately $2.6 million related to our qualifying cash flow hedges will be reclassified to reduce interest expense during the next 12 months.

Note 7. Derivative Instruments
Interest Rate
Derivatives
Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we have used interest rate swaps and caps as part of our interest rate risk management strategy. For derivatives designated and qualified as a hedge, the change in the fair value of the effective portion of the derivative is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on our variable rate debt. In addition, we classify cash flows from qualifying cash flow hedging relationships in the same category as the cash flows from the hedged items in our consolidated statements of cash flows.
We do not use interest rate derivatives for trading or speculative purposes. Derivatives not designated as hedges are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in other income (expense) within our consolidated statements of operations.
Foreign Currency Hedges
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we have used foreign currency forwards and foreign currency options as part of our exchange rate risk management strategy. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into the forward contract and holding it to maturity, we are locked into a future currency exchange rate in an amount equal to and for the term of the forward contract. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date. For derivatives designated as net investment hedges, the changes in the fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2022:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	1.75%	June 1, 2022	June 30, 2023
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$125,925,000	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD (1)	$137,680,000	1.3768	October 12, 2022	October 12, 2023

(1)	Notional amounts shown are denominated in CAD.
On February 10, 2021, we rolled a previously existing CAD $95 million currency forward into a two month CAD $95 million foreign currency forward, with a settlement date of April 12, 2021. On April 12, 2021, we settled this foreign currency forward, paying a net settlement of approximately USD $4.5 million, and simultaneously entered into a new approximately CAD $125.9 million currency forward with a settlement date of April 12, 2023.
On May 6, 2021, we entered into a second currency forward, for approximately CAD $122 million, with a settlement date of April 12, 2022. On April 12, 2022, we settled this foreign currency forward, receiving a net settlement of approximately USD $3.2 million, and simultaneously entered into a new CAD $126.2 million currency forward with a settlement date of October 12, 2022. On October 12, 2022, we settled this foreign currency forward, receiving a net settlement of approximately USD $8.7 million, and simultaneously entered into a new CAD $137.7 million currency forward with a settlement date of October 12, 2023.
The designated portion of our gain (loss) from our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract gain (loss) in our consolidated statements of comprehensive income (loss), the other portion, a gain of approximately $9.5 million and $3.5 million related to the portion that is not designated for hedge accounting, was recorded in Other, net within our consolidated statements of operations for the years ended December 31, 2022 and 2021, respectively.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2021:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Swap:
LIBOR Swap	$235,000,000	1.79%	June 15, 2019	February 15, 2022
Foreign Currency Forwards:
Denominated in CAD (1)	$125,925,000	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD (1)	$122,020,000	1.2202	May 6, 2021	April 12, 2022

(1)	Notional amounts shown are denominated in CAD

The following table presents the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2022 and 2021:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	December 31, 2022	December 31, 2021
Interest Rate Derivatives
Accounts payable and accrued liabilities	$—	$490,341
Other assets	$9,681,298	$—
Foreign Currency Hedges
Other assets	$6,971,265	$4,261,100
Accounts payable and accrued liabilities	$(1,776,371)	$—
The following table presents the effect of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI for the Year Ended December 31,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the Year Ended December 31,
Type	2022	2021		2022	2021	2020
Interest Rate Swaps	$(2,793)	$(124,163)	Interest expense	$(304,670)	$(3,818,917)	$(3,557,950)
Interest Rate Caps	4,480,001	(955)	Interest expense	(139,888)	(473,148)	(371,051)
Foreign Currency Forwards	3,354,899	(394,417)	N/A	—	—	—

	$7,832,107	$(519,535)		$(444,558)	$(4,292,065)	$(3,929,001)

Based on the forward rates in effect as of December 31, 2022, we estimate that approximately $3.2 million related to our qualifying cash flow hedges will be reclassified to reduce interest expense during the next 12 months.